E*TRADE Funds
                               4500 Bohannon Drive
                              Menlo Park, CA 94025

                               December 29, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   E*TRADE Funds
                  File Nos. 333-66807 and 811-09093

Dear Madam or Sir:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, E*TRADE Funds (the "Trust") hereby certifies that the form of its Prospectuses and Statements of Additional Information for the Trust, with respect to the E*TRADE Russell 2000 Index and E*TRADE Financial Sector Index Funds, that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's most recent amendments with respect to these series, Post-Effective Amendment Nos. 26 and 27, respectively, to its Registration Statement on Form N-1A. The Trust's Post-Effective Amendment Nos. 26 and 27 to its Registration Statement on Form N-1A were filed electronically with the Commission on December 21, 2000.

                                Very truly yours,

                                E*TRADE Funds

                                By:      *
                                    -------------------------------------
                                    Name: Amy J. Errett
                                    Title: President


                              * By:     /s/
                                    -------------------------------------
                                    Name: David A. Vaughan
                                    Title: Attorney-In-Fact


cc:   Laura J. Riegel, Esq.
      Securities and Exchange Commission